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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
          Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2007

                       LONG-TERM STATE AND                          PRINCIPAL     FAIR
                      MUNICIPAL OBLIGATIONS                           AMOUNT      VALUE
                      ---------------------                         ---------   --------
MICHIGAN (51.3% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                $425,000   $449,480
Detroit, Michigan, FSA, Series A, 5%, April 2019                      640,000    655,693
Detroit, Michigan, City School District, 5.5%, May 2020               385,000    419,831
Detroit, Michigan, City School District, 5%, May 2022                 500,000    540,920
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022           250,000    265,095
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024           350,000    362,736
Dundee, Michigan, Community School District, 5.375%, May 2020         365,000    383,557
Ferndale, Michigan, School District, 5%, May 2022                     450,000    474,606
Grand Ledge, Michigan, Public Schools, 5%, May 2022                   400,000    420,748
Kalamazoo, Michigan, Hospital Finance Authority, Facilities
 Revenue, Bronson Methodist Hospital, 5.25%, May 2018                 125,000    127,285
Kalamazoo, Michigan, Hospital Finance Authority, Facilities
 Revenue, Bronson Methodist Hospital, 5.25%, May 2018                 145,000    147,362
Lincoln, Michigan, Consolidated School District, 5%, May 2018         170,000    171,136
Livonia, Michigan, Public Schools, 5.75%, May 2018                    380,000    402,492
Macomb County, Michigan, Building Authority, 5%, March 2021           500,000    519,770
Madison, Michigan, District Public Schools, 5.125%, May 2018          750,000    770,617
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                             325,000    346,434
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                             535,000    558,807
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                       270,000    272,876
Michigan State Trunk Line, Series A, 4.75%, November 2020             120,000    121,849
Michigan State House of Representatives Certificates of
 Participation, 5%, August 2020                                       460,000    468,078
Novi, Michigan, Building Authority, 5.6%, October 2019                420,000    451,462
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                          525,000    541,327
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                           85,000     87,487
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018        150,000    151,050
Utica, Michigan, Community Schools, 5%, May 2020                      400,000    422,068
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019       500,000    537,350
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                      135,000    139,135
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                      500,000    515,315
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                      325,000    333,873

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2007

                       LONG-TERM STATE AND                           PRINCIPAL        FAIR
                      MUNICIPAL OBLIGATIONS                            AMOUNT        VALUE
                      ---------------------                         -----------   -----------
MICHIGAN (CONTINUED)
West Ottawa, Michigan, Public School District, Series A, 5%, May
   2022                                                             $   125,000   $   134,749
West Ottawa, Michigan, Public School District, Series A, 5%, May
   2022                                                                 440,000       458,911
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                        160,000       164,533
Wyoming, Michigan, Public Schools, 5.25%, May 2017                      675,000       680,049
Zeeland, Michigan, Public Schools, 5%, May 2023                         225,000       236,273
                                                                    -----------   -----------
                                                                     12,210,000    12,732,954
                                                                    -----------   -----------
ALL OTHER STATES AND TERRITORIES (48.7% OF INVESTMENT FAIR VALUE)
Collier County, Florida, School Board Certificates of
   Participation, 4.625%, February 2026                             $   425,000   $   423,687
Gainesville, Florida, Utilities System Revenue, 6.5%,
   October 2014                                                         705,000       804,419
Honolulu, Hawaii, New Public Housing Authority, 5.75%,
   August 2008                                                          290,000       294,541
Honolulu, Hawaii, New Public Housing Authority, 5.75%,
   August 2009                                                          700,000       729,106
Illinois State, 4.85%, October 2024                                     425,000       436,556
Southern Illinois University Revenue, 5%, April 2026                    750,000       777,622
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue,
   6.625%, July 2008                                                     55,000        55,993
Clark County, Nevada, 5%, November 2024                                 300,000       316,395
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                            500,000       582,715
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                 310,000       320,376
Metropolitan Transportation Authority, New York, Revenue, 5%,
   November 2025                                                        350,000       361,872
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022           325,000       339,082
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024             500,000       501,945
Western Nassau County, New York, Water Authority, Water
   System Revenue, 5%, May 2024                                         500,000       526,255
Toledo, Ohio, City School District, 5%, December 2025                   250,000       260,493
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                             370,000       386,705
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                    500,000       555,375
Puerto Rico Electric Power Authority, Power Revenue, Series PP,
   5%, July 2023                                                        575,000       587,132
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                       435,000       453,805
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                     565,000       624,930

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2007

                       LONG-TERM STATE AND                           PRINCIPAL        FAIR
                      MUNICIPAL OBLIGATIONS                            AMOUNT        VALUE
                      ---------------------                         -----------   -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Canutillo, Texas, Independent School District, 5%, August 2023      $   450,000   $   472,401
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                        445,000       456,165
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                         35,000        35,727
Corpus Christi, Texas, Business and Job Development Corporate
   Sales Tax Revenue, 5%, September 2021                                475,000       502,165
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018         500,000       526,905
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020       730,000       774,917
                                                                    -----------   -----------
                                                                     11,465,000    12,107,284
                                                                    -----------   -----------
 Total investments                                                  $23,675,000   $24,840,238
                                                                    ===========   ===========

NOTE TO INVESTMENT PORTFOLIO:

On December 31, 2007, the cost of investments in securities was $24,006,007. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation            $994,596
Gross unrealized depreciation             160,365
                                         --------
 Net unrealized appreciation             $834,231
                                         ========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    -----------------------------------
    Joel D. Tauber, President

Date: January 18, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    -----------------------------------
    Joel D. Tauber, President

Date: January 18, 2008


By: /s/ Ellen T. Horing
    -----------------------------------
    Ellen T. Horing, Treasurer

Date: January 18, 2008

                                  EXHIBIT INDEX

Exhibit No.         Description
-----------------   -----------
EX.99.302CERT (2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley
                    Act of 2002.